UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9391

THE FORESTER FUNDS, INC.

(Exact name of registrant as specified in charter)

100 Field Drive

Lake Forest, Illinois   60045

(Address of principal executive offices)

(Zip code)

Thomas H. Forester

Forester Capital Management, Ltd.

100 Field Drive

Lake Forest, Illinois 60045

(Name and address of agent for service)

Registrant's telephone number, including area code: (224) 544-5123

Date of fiscal year end: March 31

Date of reporting period: December 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has

reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Forester Value Fund
	Schedule of Investments
	December 31, 2015 (Unaudited)

Shares		Value

COMMON STOCKS - 75.37%

Basic Materials - 1.26%
25,900	Spectra Energy Partners, LT	$ 1,235,430

Consumer Discretionary - 10.61%
4,300	AutoZone, Inc. *	3,190,213
65,100	Jarden Corp. *	3,718,512
176,800	J.C. Penney Co., Inc. *	1,177,488
31,350	Target Corp.	2,276,324
		10,362,537
Consumer Goods - 1.90%
34,800	Tyson Foods, Inc.	1,855,884

Consumer Staples - 13.05%
86,400	ConAgra Foods, Inc.	3,642,624
30,380	CVS Caremark Corp.	2,970,253
40,900	General Mills, Inc.	2,358,294
90,300	The Kroger Co.	3,777,249
		12,748,420
Energy - 3.82%
15,410	Chevron Corp.	1,386,284
14,500	Exxon Mobil Corp.	1,130,275
35,800	Halliburton Co.	1,218,632
		3,735,191
Financial - 11.49%
34,040	Allstate Corp.	2,113,544
33,730	Aon Corp. (United Kingdom)	3,110,243
23,620	Travelers Companies, Inc.	2,665,753
78,160	US Bancorp, Inc.	3,335,087
		11,224,627
Health Care - 16.48%
8,550	Amgen, Inc.	1,387,922
14,900	Gilead Sciences, Inc.	1,507,731
29,300	Johnson & Johnson	3,009,696
51,600	Mylan, Inc. (United Kingdom) *	2,790,012
109,154	Pfizer, Inc.	3,523,491
32,930	UnitedHealth Group, Inc.	3,873,885
		16,092,737
Industrial Goods - 5.49%
14,200	3M Co.	2,142,101
31,120	Honeywell International, Inc.	3,223,098
		5,365,199
Technology - 5.72%
8,100	International Business Machines Corp.	1,114,722
38,700	Microsoft Corp.	2,147,076
63,740	Oracle Corp.	2,328,422
		5,590,220
Telecommunications - 1.04%
29,450	AT&T, Inc.	1,013,375

Utilities - 4.50%
33,510	American Electric Power Co., Inc.	1,952,628
52,300	Southern Co.	2,447,117
		4,399,745

TOTAL FOR COMMON STOCKS (Cost $41,204,632) - 75.37%		$ 73,623,363

PUT OPTIONS - 0.99%

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	SPDR S&P 500 ETF *
300,000	January 2016 Put @ 197.00	261,000

	SPDR S&P 500 ETF *
300,000	February 2016 Put @ 195.00	708,000

TOTAL FOR PUT OPTIONS (Premiums Paid $1,252,760) - 0.99%		969,000

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 19.43%
19,000,000	U.S. Government Treasury Bill, 05/19/2016, 0.29%	18,976,003

TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $18,972,757) - 19.43%		18,976,003

SHORT TERM INVESTMENTS - 0.75%
4,168,541	Fidelity Institutional Treasury Only Money Market Fund 0.06% **	4,168,541

TOTAL FOR SHORT TERM INVESTMENTS (Cost $4,168,541) - 0.75%		4,168,541

TOTAL INVESTMENTS (Cost $65,598,690) - 100.06%		$ 97,736,908

OTHER ASSETS LESS LIABILITIES - -0.06%		(57,969)

NET ASSETS - 100.00%		$ 97,678,939

ADR - American Depository Receipts.
* Non Income Producing.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2015.

*** At December 31, 2015 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $65,598,690 amounted to $32,132,047, which consisted of aggregate gross unrealized appreciation of $33,059,409 and aggregate gross unrealized depreciation of $927,362.

NOTES TO FINANCIAL STATEMENTS
Forester Value Fund
1. SECURITY TRANSACTIONS
At December 31, 2015 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $65,598,690 amounted to $32,132,047, which consisted of aggregate gross unrealized appreciation of $33,059,409 and aggregate gross unrealized depreciation of $927,362.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of December 31, 2015:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$73,623,363	$0	$0	$73,623,363
Put Options	$0	$969,000	$0	$969,000
Short Term Investments:
U.S. Treasury Bill	$18,976,003	$0	$0	$18,976,003
Fidelity Institutional Treasury	$4,168,541	$0	$0	$4,168,541
Total	$96,767,908	$969,000	$0	$97,736,908

	Forester Discovery Fund
	Schedule of Investments
	December 31, 2015 (Unaudited)

Shares		Value

COMMON STOCKS - 62.33%

Consumer Discretionary - 5.75%
4,700	Cie Generale Des Eablissements Michelin ADR	$ 89,629
9,570	Publicis Groupe SA ADR	160,106
2,560	Volkswagen	79,309
		329,044
Consumer Staples - 16.39%
1,835	Diageo Plc. (United Kingdom)	200,143
2,760	Imperial Tobacco Group Plc. ADR (United Kingdom)	291,870
7,300	Svenska Cellulosa AB ADR	210,167
5,460	Unilever Plc ADR	235,435
		937,616
Energy - 2.79%
2,900	Statoil ASA ADR	40,484
1,600	Suncor Energy, Inc. (Canada)	41,280
1,730	Total SA ADR	77,764
		159,528
Financial Services - 9.76%
5,650	AXA Group ADR	154,358
3,180	HSBC Holdings Plc. ADR	125,515
3,440	Prudential Plc. ADR	155,075
3,140	The Toronto-Dominion Bank NY (Canada)	122,994
		557,942
Health Care - 10.49%
1,900	AstraZeneca Plc. ADR	64,505
2,730	GlaxoSmithKline Plc. ADR	110,156
4,690	Sanofi ADR	200,029
3,430	Teva Pharmaceutical Industries Ltd. ADR	225,145
		599,834
Industrial Goods - 3.03%
1,800	Siemens AG ADR	173,124

Technology - 3.69%
2,670	SAP AG ADR	211,197

Telecommunications - 7.20%
2,800	BT Group, Plc. ADR	96,908
7,920	Nippon Telegraph & Telephone Corp. ADR	314,741
		411,649
Utilities - 3.23%
2,660	National Grid Plc. ADR	184,976

TOTAL FOR COMMON STOCKS (Cost $2,905,311) - 62.33%		$ 3,564,909

PUT OPTIONS - 0.11% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	iShares MSCI EAFE ETF
30,000	January 2016 Put @ $57.00	6,300

TOTAL FOR PUT OPTIONS PURCHASED (Premiums Paid $12,525) - 0.11%		$ 6,300

U.S. GOVERNMENT OBLIGATIONS - 34.93%

2,000,000	US Government Treasury Bill, 0.029%, 05/19/2016	1,997,474

TOTAL FOR U.S. GOVERNMENT OBLIGATIONS (Cost $1,997,132) - 34.93%		$ 1,997,474

SHORT TERM INVESTMENTS - 2.56%
146,387	Fidelity Institutional Treasury 0.06%** (Cost $146,387)	146,387

TOTAL INVESTMENTS (Cost $5,061,355) *** - 99.93%		$ 5,715,070

OTHER ASSETS LESS LIABILITIES (0.07%)		4,249

NET ASSETS - 100.00%		$ 5,719,319

ADR- American Depositary Receipt
* Non-income producing security during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2015.
ADR - American Depository Receipts.

*** At December 31, 2015 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $5,061,355 amounted to $653,714, which consisted of aggregate gross unrealized appreciation of $848,003 and aggregate gross unrealized depreciation of $194,289.

NOTES TO FINANCIAL STATEMENTS
Forester Discovery Fund
1. SECURITY TRANSACTIONS
At December 31, 2015 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $5,061,355 amounted to $653,714, which consisted of aggregate gross unrealized appreciation of $848,003 and aggregate gross unrealized depreciation of $194,289.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid prices in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.   Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2015:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$3,564,909	$0	$0	$3,564,909
Put Options	$0	$ 6,300	$0	$ 6,300
U.S. Government Obligations	$1,997,474	$0	$0	$1,997,474
Cash Equivalents	$146,387	$0	$0	$146,387
Total	$5,708,770	$6,300	$0	$5,715,070

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FORESTER FUNDS, INC.

By

Thomas H. Forester

CEO and CFO

Date February 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

Thomas H. Forester

CEO and CFO

Date February 29, 2015